INCOME TAXES (Narrative) (Details) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect	23.00%	23.00%	23.00%	23.00%
Undistributed earnings		$ 117,301
Federal net operating loss carryforwards		273,127
State net operating loss carryforwards		$ 201,600
Percentage of taxable income limitation	80.00%	80.00%
Tax exempt profits		$ 13,945
Income tax liability that would have been incurred if retained tax exempt income is distributed		$ 3,424
Capital gains tax rate	12.00%	12.00%
Percentage of annual income derived from exports	25.00%	25.00%
Purchase of intangible assets from foreign resident | ₪	₪ 200
Foreign tax rate	4.00%	4.00%
Withholding tax rate	20.00%	20.00%
Interest expense (income) related to uncertain tax positions		$ 298	$ 44	$ (87)
Total accrual for interest		$ 367	69
Operating loss carryforwards, expiration terms	expire in 2025 through 2044	expire in 2025 through 2044
Valuation allowance		$ 94,663	$ 24,569
Unrecognized tax benefits that would impact effective tax rate		8,500
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards		95,052
Federal and state research and development credits carryforwards		$ 19,939
Operating loss carryforwards, expiration terms	expire in 2026 through 2044	expire in 2026 through 2044
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards		$ 193,583
Foreign tax credits carryforwards		$ 1,444
Operating loss carryforwards, expiration terms	expire in 2027 through 2030	expire in 2027 through 2030
Valuation allowance		$ 65,400
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Foreign tax credits carryforwards		$ 15,496
Israel [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect	12.00%	12.00%